Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) (USD $)			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 2006 Plan and 2010 Plan [Member]	Dec. 31, 2013 2006 Plan and 2010 Plan [Member]	Dec. 31, 2012 2006 Plan and 2010 Plan [Member]	Sep. 30, 2014 Outside Plan [Member]	Dec. 31, 2013 Outside Plan [Member]	Dec. 31, 2009 Outside Plan [Member]	Dec. 31, 2011 Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance						7,609,293			8,254,232
Number of Shares, Outstanding, Beginning balance			16,028,400	15,122,900	14,730,207		8,254,232
Number of Shares, Granted			4,304,000	1,491,500	2,398,000			10,257,593
Number of Shares, Exercised					(17,500)
Number of Shares, Canceled or expired			(799,483)	(586,000)	(1,987,807)		(644,939)
Number of Shares, Outstanding, Ending balance				16,028,400	15,122,900
Number of Shares, Outstanding, Ending balance			19,532,917			7,609,293	7,609,293		8,254,232
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance			$ 1.12	$ 1.18	$ 1.26	$ 0.62	$ 0.65		$ 0.65
Number of Shares, Options vested and expected to vest Ending Balance	18,958,403	15,407,902	18,665,045
Weighted Average Exercise Price Per Share, Granted			$ 0.15	$ 0.26	$ 0.38
Number of Shares, Options exercisable Ending Balance			13,160,744
Weighted Average Exercise Price Per Share, Exercised					$ 0.22
Weighted Average Exercise Price Per Share, Canceled or expired			$ 0.53	$ 0.61	$ 0.78		$ 1.00
Weighted Average Exercise Price Per Share, vested and exercisable Ending balance			$ 0.93	$ 1.12	$ 1.18	$ 0.62	$ 0.62		$ 0.65
Weighted Average Exercise Price, Options vested or expected to vest Ending Balance			$ 0.97
Weighted Average Exercise Price, Options exercisable Ending Balance			$ 1.20
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance			6 years 5 months 19 days			5 years 1 month 10 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance			6 years 3 months 29 days			5 years 1 month 10 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance			5 years 3 months 15 days			5 years 1 month 10 days
Aggregate Intrinsic Value, Options outstanding, Ending balance			$ 0			$ 0
Aggregate Intrinsic Value, Options vested or expected to vest Ending Balance			0
Aggregate Intrinsic Value, Options exercisable Ending Balance			$ 0